Summary of income and share data used in the basic and diluted loss per share computations (Details) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Loss Per Share
Loss attributable to ordinary shareholders-Basic		₨ (477,850)	₨ (1,177,343)	₨ (833,808)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share | shares		62,352,494	57,771,701	46,477,249
Basic loss per share | (per share)	$ (0.10)	₨ (7.66)	₨ (20.38)	₨ (17.94)
Add: Loss attributable to non-controlling interest			₨ (17,535)
Loss attributable to ordinary shareholders-Dilutive		₨ (477,850)	₨ (1,194,878)	₨ (833,808)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share | shares		62,352,494	58,514,103	46,477,249
Diluted loss per share | (per share)	$ (0.10)	₨ (7.66)	₨ (20.42)	₨ (17.94)